Shareholder Report, Holdings (Details) - C000122237	Jun. 30, 2025
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.60%
38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.30%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Communication Services30303M102
Holdings [Line Items]
Percent of Total Investments	97.40%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%